Cover	Sep. 29, 2026	Oct. 25, 2024
Document Information [Line Items]
Securities Act File Number	333-280963
Investment Company Act File Number	811-23989
Entity Inv Company Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment Number	5
Investment Company Registration Amendment	true
Entity Registrant Name	Prospect Enhanced Yield Fund
Entity Address, Address Line One	10 East 40th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	448-0702
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Entity Emerging Growth Company	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	10 East 40th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Contact Personnel Name		M. Grier Eliasek